Taxation	6 Months Ended
Jun. 30, 2024
Taxation
Taxation

11.Taxation

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Current taxes	38,006	27,609	42,636	62,917
Deferred income taxes	(1,670)	29,632	(8,364)	9,542
Total taxes	36,336	57,241	34,272	72,459

Income tax expense is recognized in each interim period based on tax computations for each group entity based upon the income or loss before tax in the period. Adjustments for material temporary and permanent differences are made by reference to the relevant tax rules, making suitable pro-rated adjustments for rates applying on an annual basis for the full financial year under the tax rules. Accordingly, the interim period income tax expense is accrued at the effective tax rate that would be applicable to the pre-tax income of the interim period.

The income tax payable reduction of $15.1 million for the six months ended June 30, 2024, is primarily driven by the movement in the uncertain tax positions of $11.7 million as a result of the Naira devaluation.

As a result of the goodwill impairment in Latam tower businesses group of CGUs (refer to note 14) for the six months ended June 30, 2024, the Group reassessed recoverability of the related deferred tax assets and determined that no impairment of deferred tax assets was required.

International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12

The United Kingdom has enacted a Multinational Top-Up Tax based upon the Organization for Economic Co-operation and Development Pillar Two Global Anti-Base Erosion Rules (“Pillar Two”). The legislation is in effect for the Group’s financial year beginning January 1, 2024. The Group is in scope by virtue of the parent company being tax resident in the UK. The group applied the IAS 12 ‘Income taxes’ exception to recognizing and disclosing information about deferred tax assets and liabilities related to the Pillar Two model rules.

A liability to Pillar Two is anticipated to arise with respect to certain jurisdictions where the Pillar Two effective tax rate is below 15%. As a result, the Group recognized an estimated current tax expense of $8.6 million for the six months ended June 30, 2024.